Stock Options (Details 3)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares) | shares	1,028,500
Options Outstanding - Remaining Average Contractual Life (in years)	5 years 3 months 29 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98
Options Exercisable - Number of Options Exercisable (in shares) | shares	545,125
Options Exercisable - Remaining Contractual Life (in years)	5 years 3 months 29 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98
Range Of Exercise Prices Dollars 4.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number of Options Outstanding (in shares) | shares	1,028,500
Options Outstanding - Remaining Average Contractual Life (in years)	5 years 3 months 29 days
Options Outstanding - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98
Options Exercisable - Number of Options Exercisable (in shares) | shares	545,125
Options Exercisable - Remaining Contractual Life (in years)	5 years 3 months 29 days
Options Exercisable - Average Exercise Price (in dollars per share) | $ / shares	$ 4.98